UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-8246

Exact name of registrant as specified in charter:    Delaware Investments Global
                                                     Dividend and Income Funds,
                                                     Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc.

August 31, 2006


                                                                                                       Number of       Market
                                                                                                       Shares          Value
                                                                                                                       (U.S.$)

Common Stock - 76.25%

Consumer Discretionary - 9.67%
@=+II Avado Brands                                                                                           272       $       256
Bayerische Motoren Werke                                                                                  10,039           519,238
DSG International                                                                                         63,872           249,609
Esprit Holdings                                                                                           42,000           349,404
Gap                                                                                                       35,700           600,117
Honda Motor                                                                                               10,500           356,887
Kesa Electricals                                                                                          74,793           440,390
Koninklijke Philips Electronics                                                                           13,280           452,922
* Lagardere Groupe                                                                                         5,807           425,564
Limited Brands                                                                                            23,700           609,801
Mattel                                                                                                    38,800           730,992
Nissan Motor                                                                                              34,800           395,461
Starwood Hotels & Resorts Worldwide                                                                        2,900           154,454
Travis Perkins                                                                                            15,648           502,621
Volkswagen                                                                                                 3,052           243,802
WPP Group                                                                                                 48,126           586,444
                                                                                                                           _______

                                                                                                                         6,617,962
                                                                                                                         _________
Consumer Staples - 6.45%
Coca-Cola Amatil                                                                                          92,448           462,356
ConAgra Foods                                                                                             29,100           692,580
Greggs                                                                                                     1,660           132,589
Heinz (H.J.)                                                                                              17,500           732,199
Kao                                                                                                       16,000           426,612
Kimberly-Clark                                                                                            10,600           673,100
Metro                                                                                                     10,294           604,701
Safeway                                                                                                   22,200           686,646
                                                                                                                           _______

                                                                                                                         4,410,783
                                                                                                                         _________
Diversified REITs - 0.41%
iStar Financial                                                                                            6,700           280,864
                                                                                                                           _______

                                                                                                                           280,864
                                                                                                                           _______
Energy - 3.09%
Chevron                                                                                                   11,100           714,840
ConocoPhillips                                                                                             9,400           596,242
*+ Petroleum Geo-Services ADR                                                                                691            35,932
Total                                                                                                     11,377           768,166
                                                                                                                           _______

                                                                                                                         2,115,180
                                                                                                                         _________
Financials - 15.50%
Allstate                                                                                                  11,600           672,104
Aon                                                                                                       19,900           687,943
AXA                                                                                                       12,499           464,398
Chubb                                                                                                     15,670           786,008
Dexia                                                                                                     17,813           457,581
Hartford Financial Services Group                                                                          7,300           626,778
HBOS                                                                                                      21,455           409,729
Huntington Bancshares                                                                                     26,500           633,880
ING Groep                                                                                                 15,550           672,390
* Kookmin Bank ADR                                                                                         5,800           467,364
Mitsubishi UFJ Financial Group                                                                                32           436,153
Morgan Stanley                                                                                             9,900           651,321
Nordea Bank                                                                                               44,339           558,982
Royal & Sun Alliance Insurance Group                                                                     156,758           414,123
Royal Bank of Scotland Group                                                                              16,436           557,975
Standard Chartered                                                                                        18,699           468,178
Wachovia                                                                                                  11,900           650,097
Washington Mutual                                                                                         14,500           607,405
Westpac Banking                                                                                           21,061           375,816
                                                                                                                           _______

                                                                                                                        10,598,225
                                                                                                                        __________
Health Care - 9.54%
Abbott Laboratories                                                                                       13,600           662,320


Baxter International                                                                                      16,700           741,146
Bristol-Myers Squibb                                                                                      24,800           539,400
Merck & Co.                                                                                               16,900           685,295
Novartis                                                                                                   9,587           547,217
Novo-Nordisk                                                                                               7,086           523,929
Ono Pharmaceutical                                                                                         8,900           414,711
Pfizer                                                                                                    27,000           744,120
* Sanofi-Aventis                                                                                           5,216           468,126
Terumo                                                                                                    14,100           528,495
Wyeth                                                                                                     13,700           667,190
                                                                                                                           _______

                                                                                                                         6,521,949
                                                                                                                         _________
Health Care REITs - 0.83%
#+ Medical Properties Trust 144A                                                                           9,400           125,866
* Nationwide Health Properties                                                                             7,300           190,238
Ventas                                                                                                     6,200           248,310
                                                                                                                           _______

                                                                                                                           564,414
                                                                                                                           _______
Hotel REITs - 0.52%
* Highland Hospitality                                                                                    13,600           187,272
* Strategic Hotel & Resorts                                                                                8,300           169,320
                                                                                                                           _______

                                                                                                                           356,592
                                                                                                                           _______
Industrial REITs - 1.61%
AMB Property                                                                                               6,600           368,478
* First Potomac Realty Trust                                                                               5,800           179,858
ProLogis                                                                                                   9,800           553,308
                                                                                                                           _______

                                                                                                                         1,101,644
                                                                                                                         _________
Industrials - 5.78%
* Asahi Glass                                                                                             23,000           301,729
+ British Airways                                                                                         70,564           551,523
Canadian Pacific Railway                                                                                   8,660           425,343
Compagnie de Saint-Gobain                                                                                  6,693           496,925
Donnelley (R.R.) & Sons                                                                                   20,100           651,642
*+ Foster Wheeler                                                                                          1,769            76,911
* Macquarie Infrastructure                                                                                 9,500           308,750
*+ Petrojarl ADR                                                                                             691             7,453
Tomkins                                                                                                   83,790           454,279
Waste Management                                                                                          19,700           675,316
                                                                                                                           _______

                                                                                                                         3,949,871
                                                                                                                         _________
Information Technology - 8.01%
Canon                                                                                                     10,100           502,462
+ CGI Group                                                                                               75,387           477,327
Fujitsu                                                                                                   47,000           376,753
Hewlett-Packard                                                                                           19,600           716,575
Intel                                                                                                     34,800           679,992
International Business Machines                                                                            7,700           623,469
Nokia Oyj                                                                                                 24,997           523,628
Tandberg                                                                                                  44,189           452,584
* TietoEnator Oyj                                                                                         17,003           489,274
+ Xerox                                                                                                   43,000           636,830
                                                                                                                           _______

                                                                                                                         5,478,894
                                                                                                                         _________
Mall REITs - 1.19%
General Growth Properties                                                                                  6,000           271,980
Macerich                                                                                                   2,700           201,582
Simon Property Group                                                                                       4,000           339,160
                                                                                                                           _______

                                                                                                                           812,722
                                                                                                                           _______
Manufactured Housing REITs - 0.20%
Equity Lifestyle Properties                                                                                3,100           138,973
                                                                                                                           _______

                                                                                                                           138,973
                                                                                                                           _______
Materials - 2.76%
Cemex de C.V. ADR                                                                                        128,529           370,325
duPont (E.I.) deNemours                                                                                   16,700           667,499
Lafarge                                                                                                    3,573           460,062
Rio Tinto                                                                                                  7,774           393,281
                                                                                                                           _______

                                                                                                                         1,891,167
                                                                                                                         _________
Mortgage REITs - 1.13%
* American Home Mortgage Investment                                                                        3,400           107,780
* Gramercy Capital                                                                                        11,700           317,070
JER Investors Trust                                                                                        6,600           110,154
II KKR Financial                                                                                           9,900           236,709
                                                                                                                           _______

                                                                                                                           771,713
                                                                                                                           _______


Multifamily REITs - 0.55%
Equity Residential                                                                                         7,600           379,012
                                                                                                                           _______

                                                                                                                           379,012
                                                                                                                           _______
Office/Industrial REITs - 1.50%
Duke Realty                                                                                               22,300           846,954
Liberty Property Trust                                                                                     3,700           177,119
                                                                                                                           _______

                                                                                                                         1,024,073
                                                                                                                         _________
Office REITs - 1.45%
* Brandywine Realty Trust                                                                                 10,763           351,197
Mack-Cali Realty                                                                                           1,100            58,465
* Parkway Properties                                                                                       3,700           181,374
Reckson Associates Realty                                                                                  9,300           397,947
                                                                                                                           _______

                                                                                                                           988,983
                                                                                                                           _______
Self-Storage REITs - 0.27%
* U-Store-It Trust                                                                                         9,300           185,256
                                                                                                                           _______

                                                                                                                           185,256
                                                                                                                           _______
Shopping Center REITs - 0.48%
Cedar Shopping Centers                                                                                    10,900           167,642
*Ramco-Gershenson Properties                                                                               5,000           160,000
                                                                                                                           _______

                                                                                                                           327,642
                                                                                                                           _______
Specialty REITs - 0.48%
* Entertainment Properties Trust                                                                           6,600           329,076
                                                                                                                           _______

                                                                                                                           329,076
                                                                                                                           _______
Telecommunications - 3.75%
AT&T                                                                                                      23,200           722,216
* Telefonos de Mexico de C.V. ADR                                                                         18,700           451,418
Telstra                                                                                                   81,193           223,182
Verizon Communications                                                                                    20,900           735,262
Vodafone Group                                                                                           199,174           431,371
                                                                                                                           _______

                                                                                                                         2,563,449
                                                                                                                         _________
Utilities - 1.08%
+ Mirant                                                                                                   2,284            66,167
Progress Energy                                                                                           15,100           669,383
                                                                                                                           _______

                                                                                                                           735,550
                                                                                                                           _______

Total Common Stock (cost $43,052,397)                                                                                   52,143,994
                                                                                                                        __________

Convertible Preferred Stock - 3.12%

Banking, Finance & Insurance - 1.12%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49                            3,400           175,100
~ Citigroup Funding 5.02% exercise price $29.50, expiration date 9/27/08                                   7,000           230,090
* E Trade Financial 6.125% exercise price $21.82, expiration date 11/18/08                                 3,500           108,063
* Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                           9,250           249,749
                                                                                                                           _______

                                                                                                                           763,002
                                                                                                                           _______
Basic Materials - 0.35%
Freeport-McMoRan Copper & Gold 5.50% exercise price $48.65, expiration date 12/31/49                          40            52,490
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                              4,600           184,000
                                                                                                                           _______

                                                                                                                           236,490
                                                                                                                           _______
Cable, Media & Publishing - 0.19%
# Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49                               140           127,050
                                                                                                                           _______

                                                                                                                           127,050
                                                                                                                           _______
Consumer Products - 0.27%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                              4,030           185,380
                                                                                                                           _______

                                                                                                                           185,380
                                                                                                                           _______
Energy - 0.36%
* Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49                                  1,275           121,603
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28                        3,250           126,230
                                                                                                                           _______

                                                                                                                           247,833
                                                                                                                           _______
Food, Beverage & Tobacco - 0.30%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                                   5,200           206,700
                                                                                                                           _______

                                                                                                                           206,700
                                                                                                                           _______
Telecommunications - 0.10%
Lucent Technologies Capital Trust I 7.75% exercise price $4.84, expiration date 3/15/17                       70            70,700
                                                                                                                            ______

                                                                                                                            70,700
                                                                                                                            ______
Utilities - 0.43%
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                              3,500           184,188
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                              440           112,750
                                                                                                                           _______

                                                                                                                           296,938
                                                                                                                           _______

Total Convertible Preferred Stock (cost $2,065,822)                                                                      2,134,093
                                                                                                                         _________


Preferred Stock - 2.96%

Leisure, Lodging & Entertainment - 0.39%
* Red Lion Hotels Capital Trust 9.50%                                                                     10,226           268,023
                                                                                                                           _______

                                                                                                                           268,023
                                                                                                                           _______
Real Estate - 2.57%
Equity Inns 8.75%                                                                                         10,000           266,750
LaSalle Hotel Properties 10.25%                                                                           23,500           614,760
Ramco-Gershenson Properties 9.50%                                                                         11,500           307,050
SL Green Realty 7.625%                                                                                    22,000           567,189
                                                                                                                           _______

                                                                                                                         1,755,749
                                                                                                                         _________

Total Preferred Stock (cost $1,930,650)                                                                                  2,023,772
                                                                                                                         _________

Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                               130                 0
                                                                                                                                 -
Total Warrants (cost $11,059)                                                                                                    0
                                                                                                                                 -
                                                                                                     Principal
                                                                                                     Amount o
Agency Obligations - 0.23%

Fannie Mae 6.375% 8/15/07                                                           AUD                  203,000           155,071
                                                                                                                           _______

Total Agency Obligations (cost $155,146)                                                                                   155,071
                                                                                                                           _______

Commercial Mortgage-Backed Securities - 0.13%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A
   6.46% 1/12/43                                                                    USD                   85,000            85,724
                                                                                                                            ______

Total Commercial Mortgage-Backed Securities (cost $86,272)                                                                  85,724
                                                                                                                            ______

Convertible Bonds - 6.10%

Aerospace & Defense - 0.42%
# AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                                     90,000            90,338
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                        90,000            87,863
# L-3 Communications 144A 3.00% 8/1/35 exercise price $102.31,
   expiration date 8/1/35                                                                                110,000           111,237
                                                                                                                           _______

                                                                                                                           289,438
                                                                                                                           _______
Cable, Media & Publishing - 0.26%
# Charter Communications 144A 5.875% 11/16/09 exercise price $2.42, expiration date 11/16/09              40,000            35,250
# Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25                  160,000           142,600
                                                                                                                           _______

                                                                                                                           177,850
                                                                                                                           _______
Computers & Technology - 1.31%
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00,
   expiration date 11/1/08                                                                               140,000           139,125
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26                       120,000           105,900
# Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26                          175,000           186,375
# Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                              105,000            92,531
^ ON Semiconductor Series B 1.149% 4/15/24 exercise price $9.82, expiration date 4/15/24                 200,000           174,750
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13                                      60,000            59,775
# Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                               125,000           134,531
                                                                                                                           _______

                                                                                                                           892,987
                                                                                                                           _______
Energy - 0.73%
Halliburton 3.125% 7/15/23 exercise price $37.65, expiration date 7/15/23                                100,000           178,250
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                            80,000            93,300
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23                                 140,000           227,149
                                                                                                                           _______

                                                                                                                           498,699
                                                                                                                           _______
Health Care & Pharmaceuticals - 1.01%
# Allergan 144A 1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26                              150,000           160,125
# Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13                                  60,000            58,725
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                              45,000            37,181
Encysive Pharmaceuticals 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                    245,000           183,443
# Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                  125,000           134,531
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                   120,000           117,150
                                                                                                                           _______

                                                                                                                           691,155
                                                                                                                           _______
Leisure, Lodging & Entertainment - 0.25%
# Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.97,
   expiration date 5/15/08                                                                               130,000           174,688
                                                                                                                           _______

                                                                                                                           174,688
                                                                                                                           _______
Real Estate - 0.45%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                          300,000           309,450
                                                                                                                           _______

                                                                                                                           309,450
                                                                                                                           _______
Retail - 0.64%
*] Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24                   140,000           112,700


~ Lowe's Companies 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                        95,000            91,913
# Saks 144A 2.00% 3/15/24 exercise price $14.92, expiration date 3/15/24                                 125,000           135,937
# United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26                       90,000            95,738
                                                                                                                            ______

                                                                                                                           436,288
                                                                                                                           _______
Technology - 0.41%
# Mercury Interactive 144A 4.75% 7/1/07 exercise price $111.25 expiration date 7/1/07                    275,000           278,438
                                                                                                                           _______

                                                                                                                           278,438
                                                                                                                           _______
Telecommunications - 0.17%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25          70,000           115,588
                                                                                                                           _______

                                                                                                                           115,588
                                                                                                                           _______
Transportation - 0.07%
# ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23                     50,000            45,500
                                                                                                                            ______

                                                                                                                            45,500
                                                                                                                            ______
Utilities - 0.38%
# CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                   200,000           258,750
                                                                                                                           _______

                                                                                                                           258,750
                                                                                                                           _______

Total Convertible Bonds (cost $4,033,840)                                                                                4,168,831
                                                                                                                         _________

Corporate Bonds - 21.89%

Banking - 0.86%
Citigroup 0.80% 10/30/08                                                            JPY               17,400,000           148,466
~# Resona Bank 144A 4.125% 9/29/49                                                  EUR                  100,000           124,417
Vneshtorgbank 4.25% 2/15/16                                                         EUR                  250,000           317,050
                                                                                                                           _______

                                                                                                                           589,933
                                                                                                                           _______
Basic Industry - 2.14%
Abitibi-Consolidated
     6.95% 12/15/06                                                                 USD                    5,000             5,050
     7.875% 8/1/09                                                                                        50,000            49,500
*AK Steel 7.875% 2/15/09                                                                                  85,000            84,894
Bowater 9.50% 10/15/12                                                                                   200,000           202,999
* Chemtura 6.875% 6/1/16                                                                                  65,000            63,213
Donohue Forest Products 7.625% 5/15/07                                                                    65,000            65,488
Georgia-Pacific 9.50% 12/1/11                                                                             75,000            81,188
* Gold Kist 10.25% 3/15/14                                                                                65,000            72,638
Huntsman International 10.125% 7/1/09                                                                     25,000            25,625
* Lyondell Chemical 10.50% 6/1/13                                                                         10,000            11,050
*# Nell AF Sarl 144A 8.375% 8/15/15                                                                       75,000            75,469
NewPage 10.00% 5/1/12                                                                                     70,000            72,625
Norske Skog Canada 8.625% 6/15/11                                                                        100,000            98,750
# Port Townsend Paper 144A 12.00% 4/15/11                                                                100,000            90,000
Potlatch 13.00% 12/1/09                                                                                   85,000            99,786
Rhodia 8.875% 6/1/11                                                                                      60,000            61,650
*++ Solutia 6.72% 10/15/37                                                                               120,000           113,399
Tembec Industries 8.625% 6/30/09                                                                         200,000           110,500
# Verso Paper 144A 9.125% 8/1/14                                                                          25,000            25,000
Witco 6.875% 2/1/26                                                                                       60,000            53,700
                                                                                                                            ______

                                                                                                                         1,462,524
                                                                                                                         _________
Brokerage - 0.39%
E Trade Financial 8.00% 6/15/11                                                                           65,000            67,763
LaBranche & Co.
     9.50% 5/15/09                                                                                        90,000            94,275
     11.00% 5/15/12                                                                                      100,000           107,750
                                                                                                                           _______

                                                                                                                           269,788
                                                                                                                           _______
Capital Goods - 1.05%
Armor Holdings 8.25% 8/15/13                                                                             100,000           104,000
* Graham Packaging 9.875% 10/15/14                                                                       125,000           120,937
Interface 10.375% 2/1/10                                                                                 100,000           109,375
Interline Brands 8.125% 6/15/14                                                                           20,000            20,250
Intertape Polymer 8.50% 8/1/14                                                                           115,000           107,813
] Mueller Holdings 14.75% 4/15/14                                                                         39,000            34,515
*] NTK Holdings 10.75% 3/1/14                                                                             80,000            54,000
# RBS Global & Rexnord 144A 9.50% 8/1/14                                                                  50,000            50,500
Scranton Products 10.50% 7/1/13                                                                           30,000            31,125
# TransDigm 144A 7.75% 7/15/14                                                                            20,000            19,950
* Trimas 9.875% 6/15/12                                                                                   70,000            66,675
                                                                                                                            ______

                                                                                                                           719,140
                                                                                                                           _______
Consumer Cyclical - 1.76%
Accuride 8.50% 2/1/15                                                                                     65,000            60,938
# Baker & Taylor 144A 11.50% 7/1/13                                                                       50,000            50,000


Ford Motor Credit
     5.75% 1/12/09                                                                  EUR                  117,000           147,822
     7.375% 10/28/09                                                                USD                   75,000            73,611
   * 9.875% 8/10/11                                                                                       25,000            26,145
*General Motors 8.375% 7/15/33                                                                            45,000            37,913
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      100,000            98,591
     7.50% 12/1/06                                                                  NZD                  363,000           235,933
   * 8.00% 11/1/31                                                                  USD                   55,000            55,739
Landry's Restaurant 7.50% 12/15/14                                                                        75,000            71,250
* Metaldyne 10.00% 11/1/13                                                                                50,000            50,250
Neiman Marcus
     9.00% 10/15/15                                                                                       55,000            58,713
   * 10.375% 10/15/15                                                                                     20,000            21,500
*# NPC International 144A 9.50% 5/1/14                                                                    85,000            82,663
* O'Charleys 9.00% 11/1/13                                                                                50,000            51,250
*# Uno Restaurant 144A 10.00% 2/15/11                                                                     45,000            34,875
* Visteon 8.25% 8/1/10                                                                                    50,000            49,250
                                                                                                                            ______

                                                                                                                         1,206,443
                                                                                                                         _________
Consumer Non-Cyclical - 2.18%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                            100,000            98,000
Biovail 7.875% 4/1/10                                                                                    175,000           175,437
Constellation Brands 8.125% 1/15/12                                                                      156,000           162,629
Cott Beverages 8.00% 12/15/11                                                                            110,000           111,925
* Dole Food 8.875% 3/15/11                                                                                70,000            68,600
Ingles Markets 8.875% 12/1/11                                                                             80,000            83,800
# Le-Natures 144A 10.00% 6/15/13                                                                          65,000            68,250
Marsh Supermarket 8.875% 8/1/07                                                                           30,000            29,925
National Beef Packing 10.50% 8/1/11                                                                       95,000            99,513
Pilgrim's Pride 9.625% 9/15/11                                                                            90,000            94,725
* Pinnacle Foods 8.25% 12/1/13                                                                            65,000            64,188
Playtex Products 9.375% 6/1/11                                                                           105,000           110,250
Procter & Gamble 2.00% 6/21/10                                                      JPY               17,000,000           149,881
True Temper Sports 8.375% 9/15/11                                                   USD                   45,000            40,275
* Warner Chilcott 8.75% 2/1/15                                                                           130,000           130,650
                                                                                                                           _______

                                                                                                                         1,488,048
                                                                                                                         _________
Energy - 1.17%
* Bluewater Finance 10.25% 2/15/12                                                                        55,000            55,481
# Brigham Exploration 144A 9.625% 5/1/14                                                                  25,000            24,938
Compton Petroleum Finance 7.625% 12/1/13                                                                  40,000            39,200
Copano Energy 8.125% 3/1/16                                                                               25,000            25,438
El Paso Natural Gas
     7.625% 8/1/10                                                                                        50,000            51,625
     8.375% 6/15/32                                                                                       25,000            28,133
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                     45,000            46,069
El Paso Production Holding 7.75% 6/1/13                                                                   50,000            51,000
*# Hilcorp Energy 144A 9.00% 6/1/16                                                                       75,000            78,187
Inergy Finance
     6.875% 12/15/14                                                                                      50,000            47,625
     8.25% 3/1/16                                                                                         20,000            20,650
# MarkWest Energy 144A 8.50% 7/15/16                                                                      20,000            20,350
*# PetroHawk Energy 144A 9.125% 7/15/13                                                                  135,000           138,037
~ Secunda International 13.507% 9/1/12                                                                    55,000            57,544
VeraSun Energy 9.875% 12/15/12                                                                            60,000            64,050
Whiting Petroleum 7.25% 5/1/13                                                                            50,000            49,625
                                                                                                                            ______

                                                                                                                           797,952
                                                                                                                           _______
Finance & Investments - 2.05%
ASIF III Jersey 0.95% 7/15/09                                                       JPY               17,000,000           144,817
FINOVA Group 7.50% 11/15/09                                                         USD                  221,850            65,446
~ Fortis Capital 6.25% 6/29/49                                                      EUR                  100,000           135,158
GE Capital UK Funding 4.625% 1/18/16                                                GBP                   64,000           116,794
General Electric Capital 5.125% 1/28/14                                             SEK                1,000,000           146,371
General Motors Acceptance International Finance 4.125% 2/6/07                       EUR                  120,000           153,305
*# iPayment 144A 9.75% 5/15/14                                                      USD                   50,000            50,875
~ Lehman Brothers UK Capital Funding 3.875% 2/28/49                                 EUR                  100,000           125,391
Red Arrow International Leasing 8.375% 3/31/12                                      RUB                2,362,610            90,075
Residential Capital
     5.125% 5/17/12                                                                 EUR                  170,000           219,945
     6.375% 5/17/13                                                                 GBP                   80,000           153,741
                                                                                                                           _______

                                                                                                                         1,401,918
                                                                                                                         _________


Media - 1.89%
} Adelphia Communications 8.125% 12/16/06                                           USD                   90,000            53,325
*} Century Communications 9.50% 11/30/06                                                                 125,000           134,375
Charter Communications Holdings
     11.125% 1/15/11                                                                                      75,000            58,125
  *  11.75% 5/15/11                                                                                       25,000            19,125
     13.50% 1/15/11                                                                                      205,000           162,975
~# Cleveland Unlimited 144A 13.579% 12/15/10                                                              40,000            43,000
Dex Media East 12.125% 11/15/12                                                                           55,000            61,600
Insight Communications 12.25% 2/15/11                                                                     25,000            26,625
Insight Midwest 10.50% 11/1/10                                                                           185,000           195,175
* Lodgenet Entertainment 9.50% 6/15/13                                                                   140,000           150,850
* Mediacom Capital 9.50% 1/15/13                                                                         150,000           154,875
RH Donnelley 8.875% 1/15/16                                                                               40,000            39,600
Sheridan Group 10.25% 8/15/11                                                                             40,000            40,500
* Vertis 10.875% 6/15/09                                                                                  40,000            40,600
Warner Music Group 7.375% 4/15/14                                                                        120,000           116,100
                                                                                                                           _______

                                                                                                                         1,296,850
                                                                                                                         _________
Real Estate - 0.36%
American Real Estate Partners 8.125% 6/1/12                                                              100,000           103,000
BF Saul REIT 7.50% 3/1/14                                                                                110,000           112,200
# Rouse 144A 6.75% 5/1/13                                                                                 30,000            30,018
                                                                                                                            ______

                                                                                                                           245,218
                                                                                                                           _______
Services Cyclical - 3.06%
Adesa 7.625% 6/15/12                                                                                     105,000           103,950
American Airlines 7.377% 5/23/19                                                                          35,308            31,777
Boyd Gaming 8.75% 4/15/12                                                                                135,000           142,256
Brickman Group 11.75% 12/15/09                                                                           130,000           139,749
Corrections Corporation of America 7.50% 5/1/11                                                           95,000            97,494
FTI Consulting 7.625% 6/15/13                                                                             90,000            91,125
*# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                     100,000           105,250
Gaylord Entertainment 8.00% 11/15/13                                                                      65,000            66,300
Grupo Transportacion Ferroviaria Mexicana de C.V. 9.375% 5/1/12                                          100,000           106,375
] H-Lines Finance Holdings 11.00% 4/1/13                                                                 138,000           121,095
# Hertz 144A
     8.875% 1/1/14                                                                                        40,000            41,700
   * 10.50% 1/1/16                                                                                        15,000            16,238
* Horizon Lines 9.00% 11/1/12                                                                             44,000            45,375
Kansas City Southern Railway 9.50% 10/1/08                                                                85,000            88,613
# Knowledge Learning 144A 7.75% 2/1/15                                                                    65,000            60,613
Mandalay Resort Group
   * 9.375% 2/15/10                                                                                       55,000            58,369
     9.50% 8/1/08                                                                                         85,000            90,313
# Mobile Service Group 144A 9.75% 8/1/14                                                                  60,000            61,200
OMI 7.625% 12/1/13                                                                                       130,000           130,649
*# Penhall International 144A 12.00% 8/1/14                                                               50,000            51,250
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                           75,000            79,688
Seabulk International 9.50% 8/15/13                                                                       50,000            54,750
Stena 9.625% 12/1/12                                                                                      90,000            96,300
# TDS Investor 144A 11.875% 9/1/16                                                                        35,000            34,300
] Town Sports International 11.00% 2/1/14                                                                 65,000            52,975
Wheeling Island Gaming 10.125% 12/15/09                                                                  120,000           123,900
                                                                                                                           _______

                                                                                                                         2,091,604
                                                                                                                         _________
Services Non-cyclical - 1.21%
Allied Waste North America 9.25% 9/1/12                                                                   75,000            80,625
Casella Waste Systems 9.75% 2/1/13                                                                       150,000           157,875
# CRC Health 144A 10.75% 2/1/16                                                                          105,000           107,625
* Geo Subordinate 11.00% 5/15/12                                                                          95,000            95,950
*# Healthsouth 144A 10.75% 6/15/16                                                                        75,000            77,063
US Oncology 10.75% 8/15/14                                                                               100,000           109,250
*] Vanguard Health 11.25% 10/1/15                                                                        180,000           130,500
*# WCA Waste 144A 9.25% 6/15/14                                                                           65,000            66,788
                                                                                                                            ______

                                                                                                                           825,676
                                                                                                                           _______
Technology & Electronics - 0.51%
* MagnaChip Semiconductor 8.00% 12/15/14                                                                 175,000           112,875
* STATS ChipPAC 7.50% 7/19/10                                                                             65,000            65,488
* Sungard Data Systems 10.25% 8/15/15                                                                    130,000           133,412
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                   35,000            35,438
                                                                                                                            ______

                                                                                                                           347,213
                                                                                                                           _______


Telecommunications - 2.29%
* American Tower 7.125% 10/15/12                                                                          80,000            81,400
American Towers 7.25% 12/1/11                                                                             25,000            25,813
# Broadview Network Holdings 144A 11.375% 9/1/12                                                          25,000            25,531
* Cincinnati Bell 8.375% 1/15/14                                                                         120,000           121,050
*# Hughes Network Systems 144A 9.50% 4/15/14                                                             100,000           102,000
] Inmarsat Finance 10.375% 11/15/12                                                                      200,000           175,499
# Intelsat Bermuda 144A 11.25% 6/15/16                                                                    35,000            36,444
iPCS 11.50% 5/1/12                                                                                       115,000           129,950
~ IWO Holdings 9.257% 1/15/12                                                                             15,000            15,563
# Nordic Telephone Company Holdings 144A 8.875% 5/1/16                                                    75,000            78,375
~ Qwest 8.579% 6/15/13                                                                                    65,000            70,281
# Qwest 144A 7.50% 10/1/14                                                                               100,000           102,250
Rural Cellular
   * 9.875% 2/1/10                                                                                        75,000            77,813
   ~ 11.239% 11/1/12                                                                                      50,000            51,750
# Telcordia Technologies 144A 10.00% 3/15/13                                                             115,000            92,288
Triton Communications 9.375% 2/1/11                                                                      315,000           215,774
~ US LEC 13.62% 10/1/09                                                                                   50,000            53,063
*# Wind Acquisition 144A 10.75% 12/1/15                                                                  100,000           109,125
                                                                                                                           _______

                                                                                                                         1,563,969
                                                                                                                         _________
Utilities - 0.97%
#++ Calpine 144A 8.496% 7/15/07                                                                           68,425            70,307
Elwood Energy 8.159% 7/5/26                                                                              102,656           111,605
Hydro Quebec 10.50% 10/15/21                                                        CAD                   55,000            80,757
Midwest Generation
     8.30% 7/2/09                                                                   USD                   99,175           101,283
     8.75% 5/1/34                                                                                         90,000            96,300
Mirant North America 7.375% 12/31/13                                                                     125,000           124,375
Orion Power 12.00% 5/1/10                                                                                 70,000            79,800
=#++ USGen New England 144A 7.459% 1/2/15                                                                  1,126               760
                                                                                                                               ___

                                                                                                                           665,187
                                                                                                                           _______

Total Corporate Bonds (cost $15,065,993)                                                                                14,971,463
                                                                                                                        __________

Foreign Agencies - 1.77%

Austria - 0.31%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY               24,000,000           211,045
                                                                                                                           _______

                                                                                                                           211,045
                                                                                                                           _______
Germany - 1.46%
KFW
     4.75% 12/7/10                                                                  GBP                  170,000           320,551
     4.95% 10/14/14                                                                 CAD                   85,000            79,633
KFW International Finance 1.75% 3/23/10                                             JPY               17,000,000           149,238
Rentenbank 1.375% 4/25/13                                                           JPY               53,000,000           451,072
                                                                                                                           _______

                                                                                                                         1,000,494
                                                                                                                         _________

Total Foreign Agencies (cost $1,252,496)                                                                                 1,211,539
                                                                                                                         _________

Regional Agencies - 0.74%

Australia - 0.74%
New South Wales Treasury
     6.00% 5/1/12                                                                   AUD                  196,000           155,194
     7.00% 12/1/10                                                                  AUD                  255,000           194,334
Queensland Treasury 5.50% 5/14/10                                                   AUD                  206,000           154,864
                                                                                                                           _______

Total Regional Agencies (cost $502,793)                                                                                    504,392
                                                                                                                           _______

Regional Authorities - 0.23%

Canada - 0.23%
Ontario Province
     4.50% 3/8/15                                                                   CAD                   89,000            81,515
     5.375% 12/2/12                                                                 CAD                   81,000            77,958
                                                                                                                            ______

Total Regional Authorities (cost $152,552)                                                                                 159,473
                                                                                                                           _______

Sovereign Agencies - 0.92%

France - 0.67%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                           EUR                  364,000           457,436
                                                                                                                           _______

                                                                                                                           457,436
                                                                                                                           _______
Japan - 0.25%


Development Bank of Japan 1.70% 9/20/22                                             JPY               21,000,000           173,293
                                                                                                                           _______

                                                                                                                           173,293
                                                                                                                           _______

Total Sovereign Agencies (cost $628,198)                                                                                   630,729
                                                                                                                           _______

Sovereign Debt - 10.06%

Austria - 0.99%
Republic of Austria
     5.25% 1/4/11                                                                   EUR                   27,000            36,867
     9.00% 9/15/06                                                                  ISK               44,300,000           639,149
                                                                                                                           _______

                                                                                                                           676,016
                                                                                                                           _______
Czechoslovakia - 0.23%
Slovak Republic 4.00% 3/26/21                                                       EUR                  125,000           156,945
                                                                                                                           _______

                                                                                                                           156,945
                                                                                                                           _______
France - 1.32%
France Government O.A.T
     1.60% 7/25/15                                                                  EUR                  146,336           188,207
     4.00% 4/25/55                                                                  EUR                  120,000           153,246
French Treasury Note 2.75% 3/12/08                                                  EUR                  442,000           559,775
                                                                                                                           _______

                                                                                                                           901,228
                                                                                                                           _______
Germany - 1.52%
Deutschland Republic
     4.75% 7/4/08                                                                   EUR                  425,000           556,263
     6.25% 1/4/24                                                                   EUR                  294,000           484,084
                                                                                                                           _______

                                                                                                                         1,040,347
                                                                                                                         _________
Japan - 0.32%
Japan Government CPI Linked Bond 0.80% 3/10/16                                      JPY               26,378,900           221,970
                                                                                                                           _______

                                                                                                                           221,970
                                                                                                                           _______
Malaysia - 0.42%
Malaysian Government
     3.756% 4/28/11                                                                 MYR                  535,000           143,371
     7.00% 3/15/09                                                                  MYR                  509,000           147,806
                                                                                                                           _______

                                                                                                                           291,177
                                                                                                                           _______
Norway - 1.80%
Norwegian Government
     5.00% 5/15/15                                                                  NOK                1,700,000           286,825
     6.00% 5/16/11                                                                  NOK                3,865,000           665,121
     6.50% 5/15/13                                                                  NOK                1,527,000           276,538
                                                                                                                           _______

                                                                                                                         1,228,484
                                                                                                                         _________
Poland - 0.53%
Poland Government
     6.00% 11/24/10                                                                 PLN                  880,000           292,697
     6.25% 10/24/15                                                                 PLN                  200,000            68,058
                                                                                                                            ______

                                                                                                                           360,755
                                                                                                                           _______
Republic of Korea - 0.66%
Government of South Korea 4.83% 5/10/08                                             KRW              436,000,000           454,010
                                                                                                                           _______

                                                                                                                           454,010
                                                                                                                           _______
Sweden - 1.65%
Sweden Government
     1.00% 4/1/12                                                                   SEK                2,245,000           303,966
     3.00% 7/12/16                                                                  SEK                2,750,000           358,068
     5.00% 12/1/20                                                                  SEK                1,020,000           160,347
     5.50% 10/8/12                                                                  SEK                2,000,000           303,783
                                                                                                                           _______

                                                                                                                         1,126,164
                                                                                                                         _________
United Kingdom - 0.62%
U.K. Treasury
     5.00% 3/7/12                                                                   GBP                   27,000            52,320
     8.00% 6/7/21                                                                   GBP                   84,000           220,911
     9.00% 7/12/11                                                                  GBP                   67,000           151,251
                                                                                                                           _______

                                                                                                                           424,482
                                                                                                                           _______

Total Sovereign Debt (cost $6,954,193)                                                                                   6,881,578
                                                                                                                         _________

Supranational Banks - 3.00%

Asia Development Bank 0.50% 10/9/12                                                 AUD                  255,000           140,077
European Investment Bank
     1.40% 6/20/17                                                                  JPY               55,300,000           459,037
     4.00% 10/15/37                                                                 EUR                  472,000           584,396
     4.25% 12/7/10                                                                  GBP                  173,000           320,527
Inter-American Development Bank 1.90% 7/8/09                                        JPY               34,000,000           298,849
^ International Bank for Reconstruction & Development 7.074% 8/20/07                NZD                  412,000           252,139
                                                                                                                           _______


Total Supranational Banks (cost $2,060,863)                                                                              2,055,025
                                                                                                                         _________


Currency Options Purchased - 0.00%

Put EUR 820,000 Call JPY 121,524,000 expiration date 9/22/06                                                                 2,521
                                                                                                                             _____

Total Currency Options Purchased (cost $2,800)                                                                               2,521
                                                                                                                             _____

Repurchase Agreements- 4.44%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $1,810,962,
collateralized by $816,200 U.S. Treasury Notes
3.125% due 10/15/08, market value $799,395,
$408,100 U.S. Treasury Notes 3.375%
due 9/15/09, market value $399,176,
$408,100 U.S. Treasury Notes 3.50% due 11/15/09,
market value $397,618 and $258,600 U.S. Treasury
Notes 3.50% due 12/15/09, market value $251,024)                                    USD                1,810,700         1,810,700

With Cantor Fitzgerald 5.20% 9/1/06 (dated 8/31/06, to be repurchased at
$408,159, collateralized by $204,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $199,500 and $209,400 U.S. Treasury Notes 6.00% due 8/15/09,
market value $217,174)                                                                                   408,100           408,100

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $816,318,
collateralized by $820,300 U.S. Treasury Notes
4.875% due 4/30/08, market value $833,862)                                                               816,200           816,200
                                                                                                                           _______

Total Repurchase Agreements (cost $3,035,000)                                                                            3,035,000
                                                                                                                         _________

Total Market Value of Securities Before Securities Lending Collateral - 131.84%

   (cost $80,990,074)                                                                                                   90,163,205
                                                                                                                        __________

Securities Lending Collateral** - 14.12%

Short-Term Investments
Fixed Rate Notes - 2.43%
Citigroup Global Markets 5.32% 9/1/06                                                                  1,662,996         1,662,996
                                                                                                                         _________

                                                                                                                         1,662,996
                                                                                                                         _________
~ Variable Rate Notes - 11.69%
American Honda Finance 5.32% 2/21/07                                                                     263,413           263,413
ANZ National 5.39% 10/1/07                                                                                58,536            58,536
Australia New Zealand 5.32% 10/1/07                                                                      292,681           292,681
Bank of America 5.32% 2/23/07                                                                            380,486           380,486
Bank of New York 5.36% 10/1/07                                                                           234,145           234,145
Barclays New York 5.31% 5/18/07                                                                          380,486           380,486
Bayerische Landesbank 5.38% 10/1/07                                                                      292,681           292,681
Bear Stearns 5.47% 2/28/07                                                                               351,218           351,218
BNP Paribas 5.36% 10/1/07                                                                                292,681           292,681
Canadian Imperial Bank
     5.30% 10/1/07                                                                                       146,341           146,341
     5.32% 11/22/06                                                                                      292,681           292,681
CDC Financial Products 5.41% 10/2/06                                                                     380,486           380,486
Citigroup Global Markets 5.38% 97/06                                                                     380,486           380,486
Commonwealth Bank 5.33% 10/1/07                                                                          292,681           292,681
Deutsche Bank 5.34% 2/23/07                                                                              351,218           351,218
Goldman Sachs 5.45% 8/31/07                                                                              380,486           380,486
Manufacturers & Traders 5.31% 9/26/06                                                                    292,681           292,676
Marshall & Ilsley Bank 5.31% 10/1/07                                                                     321,949           321,949
Merrill Lynch Mortgage Capital 5.41% 9/5/06                                                              263,413           263,413
National Australia Bank 5.38% 3/7/07                                                                     362,925           362,925
National City Bank 5.32% 3/2/07                                                                          351,250           351,316
National Rural Utilities 5.39% 10/1/07                                                                   462,436           462,436
Nordea Bank New York 5.31% 5/16/07                                                                       146,340           146,335
Nordea Bank Norge 5.34% 10/1/07                                                                          292,681           292,681
Royal Bank of Scotland 5.32% 10/1/07                                                                     292,681           292,681
Societe Generale 5.36% 10/1/07                                                                           146,341           146,341
Wells Fargo 5.34% 10/1/07                                                                                292,681           292,681
                                                                                                                           _______

                                                                                                                         7,996,140
                                                                                                                         _________

Total Securities Lending Collateral (cost $9,659,136)                                                                    9,659,136
                                                                                                                         _________


Total Market Value of Securities - 145.96% (cost $90,649,210)                                                           99,822,341 !
                                                                                                                        __________

Obligation to Return Securities Lending Collateral** - (14.12%)                                                        (9,659,136)

Borrowing Under Line of Credit - (33.63%)                                                                             (23,000,000)

Receivables and Other Assets Net of Liabilities (See Notes) - 1.79%                                                      1,226,594
                                                                                                                         _________

Net Assets Applicable to 5,463,746 Shares Outstanding - 100.00%                                                        $68,389,799
                                                                                                                       ___________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krona
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Rubles
SEK - Swedish Krona
USD - United States Dollar

* Fully or partially on loan.

** See Note 5 in "Notes."

! Includes $9,304,071 of securities loaned.

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

+ Non-income producing security for the period ended August 31, 2006.

++ Non-income producing security. Security is currently in default.

{ Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

] Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

@ Illiquid security. At August 31, 2006, the aggregate amount of illiquid securities equaled $256, which represented 0.00% of the
Fund's net assets. See Note 6 in "Notes."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At August 31, 2006, the aggregate amount of the restricted securities equaled $236,965 or 0.35% of the Fund's net assets. See Note 6 in "Notes."

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2006, the aggregate amount of Rule 144A securities equaled $4,978,765, which represented 7.28% of the Fund's net assets. See Note 6 in "Notes."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2006, the aggregate amount of fair valued securities equaled $1,016, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:

ADR - American Depositary Receipt
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts and forward foreign cross currency exchange contracts were outstanding at August 31, 2006:

Foreign Currency Exchange Contracts and Forward Foreign Cross Currency Exchange Contracts (1)


                                                                                        Unrealized
   Contracts to                                                                        Appreciation
Receive (Deliver)                 In Exchange For               Settlement Date       (Depreciation)
_________________                 _______________               _______________        _____________

AUD      (231,000)               EUR      137,371                    9/29/06              $     34
AUD        87,000                CAD      (74,178)                   9/29/06                  (764)
EUR       (80,000)               USD      102,392                     9/5/06                  (124)
EUR       (64,016)               PLN      252,939                    9/29/06                    50
EUR       250,225                ISK  (24,009,080)                   9/15/06               (25,329)
EUR       351,040                NOK   (2,769,000)                   9/29/06                11,758
EUR       661,663                GBP     (451,000)                   9/29/06                (9,815)
JPY     4,833,278                AUD      (51,900)                   9/29/06                 1,731
JPY    28,606,067                CAD     (277,000)                   9/29/06                (6,115)
JPY    29,114,284                NZD     (415,100)                   9/29/06               (22,518)
JPY   166,547,994                EUR   (1,139,186)                   9/29/06               (37,707)
                                                                                           ________

                                                                                          $(88,799)
                                                                                          =========
(1) See Note 4 in "Notes."

____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and foreign forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates, from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of Investments                       $90,767,367
                                          ___________

Aggregate unrealized appreciation          10,475,604
Aggregate unrealized depreciation          (1,420,630)
                                          ___________

Net unrealized appreciation               $ 9,054,974
                                          ___________

3. Line of Credit

The Fund has entered into a Credit Agreement with JPMorgan Chase for $25,000,000 that expires on January 18, 2007. At August 31, 2006, the par value of loans outstanding was $23,000,000 at a variable interest rate of 6.01%. During the period ended August 31, 2006, the average daily balance of loans outstanding was $23,000,000 at a weighted average interest rate of approximately 5.29%. The maximum amount of loans outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.12% per annum on the unused balance. The loan is collateralized by the Fund's portfolio.

4. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts do not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2006, the market value of securities on loan was $9,304,071, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: